Convertible Debentures (Details Textual) - USD ($)					1 Months Ended				6 Months Ended		12 Months Ended
	Nov. 17, 2016	Aug. 05, 2015	Apr. 10, 2014	Jan. 09, 2013	Nov. 30, 2016	Jun. 30, 2016	Apr. 30, 2013	Dec. 27, 2012	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 11, 2015	Oct. 31, 2010
Convertible Debentures (Textual)
Convertible debentures												$ 1,247,310
Fair value of option debenture discount											$ 503,971
Fair value of conversion option liabilities									$ 503,971		503,971
Total amortization relating to the discount									250,308	$ 393,169		437,648
Conversion price			$ 0.25
Fair value of conversion option liabilities									384,461		$ 384,461	0
Interest expense on the convertible debentures												253,061
Covertible debentures maturity value			$ 1,915,200
Converion price, description											The Exchange Agreement and the 2014 SPA trigger anti-dilution adjustments to the warrants issued on the Existing Debentures based on a $0.25 per share conversion price (adjusted from the original stated conversion price of $0.43 per share), which reduced the exercise price to $0.25 per share and increased the number of shares issuable upon the exercise of the Existing Warrants from 4,818,605 to 8,288,000 shares.
Debt default description											Upon any Event of Default (as defined in the Debenture), the outstanding principal amount of the Debenture, plus liquidated damages, interest, a premium of 30% and other amounts owing in respect thereof through the date of acceleration, shall become, at the 2014 Holders' election, immediately due and payable in cash. Commencing five days after the occurrence of any Event of Default, the interest rate on the Debenture shall accrue at an interest rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law.
Fair value of warrants
Additional contractual interest											$ 146,509
Senior Secured Convertible Debenture [Member]
Convertible Debentures (Textual)
Interest rate on convertible debenture	12.00%
Due date of convertible debentures	Jun. 30, 2018									Jun. 30, 2018
Additional contractual interest						$ 146,509
Subscription price sales	$ 750,000									$ 2,000,000
Percentage of OID secured convertible debenture						12.00%				12.00%
Maximum principal amount	$ 937,500									$ 2,500,000
Common stock ratio shares	1
Share price	$ 3.75
Successor [Member]
Convertible Debentures (Textual)
Amortization of discount on convertible debentures									$ 250,308
Share price									$ 3.0		$ 3.0
Conversion option liabilities									$ 384,461		$ 384,461
Predecessor [Member]
Convertible Debentures (Textual)
Amortization of discount on convertible debentures										387,965		416,833
Conversion option liabilities
HCI [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities						$ 394,460				$ 394,460
Common stock ratio shares										1
Share price						$ 3.75				$ 3.75
Conversion option liabilities									$ 104,853		$ 104,853
SGB [Member] | HCI [Member]
Convertible Debentures (Textual)
Legal fees					$ 50,000
Conversion option liabilities					$ 109,511
Minimum [Member]
Convertible Debentures (Textual)
Convertible debentures														$ 1,247,310
Maximum [Member]
Convertible Debentures (Textual)
Convertible debentures														$ 5,405,010
October 1, 2015 [Member]
Convertible Debentures (Textual)
Debt redemption amount			998,925
January 1, 2016 [Member]
Convertible Debentures (Textual)
Debt redemption amount															$ 998,925
April 1, 2016 [Member]
Convertible Debentures (Textual)
Debt redemption amount															$ 1,997,850
Hillair Capital Investments Lp [Member]
Convertible Debentures (Textual)
Conversion price									$ 0.4488		$ 0.4488
Fair value of warrants											$ 0
Frank Casano [Member]
Convertible Debentures (Textual)
Fair value of common stock							$ 60,801
Convertible debentures							$ 560,000
Interest rate on convertible debenture							8.00%
Due date of convertible debentures							Oct. 15, 2014
Proceeds from issuance of convertible debentures							$ 500,000
Number of shares issuable upon conversion of debentures							1,302,326
Fair value of conversion option liabilities							$ 60,000
Next View Capital Lp [Member]
Convertible Debentures (Textual)
Fair value of common stock				$ 69,933
Convertible debentures				$ 392,000
Interest rate on convertible debenture				8.00%
Due date of convertible debentures				Jun. 01, 2014
Proceeds from issuance of convertible debentures				$ 350,000
Number of shares issuable upon conversion of debentures				911,628
Amortization of discount on convertible debentures				$ 42,000
Fair value of conversion option liabilities				$ 24,322
Conversion price				$ 0.23
Legal fees				$ 28,000
Number of common stock purchase due to issuance of warrants				36,466
Senior Convertible Debentures [Member]
Convertible Debentures (Textual)
Convertible debentures			$ 2,080,500
Interest rate on convertible debenture			8.00%
Due date of convertible debentures			Apr. 01, 2016
Proceeds from issuance of convertible debentures			$ 1,825,000
Amortization of discount on convertible debentures			255,500
Fair value of conversion option liabilities			$ 532,944						$ 393,169		393,169
Conversion price			$ 0.25
Warrant to purchase company's common stock			8,322,000
Term of warrants			5 years
Warrants exercise price			$ 0.275
Percentage of conversion price			110.00%
Legal fees			$ 40,763								$ 20,000	20,000
Fair value of conversion option liabilities			$ 413,606
Converion price, description			The Company entered into a Securities Purchase Agreement (the "2014 SPA") with four investors, including Hillair pursuant to which the Company issued and sold (i) $2,080,500 in 8% Original Discount Senior Secured Convertible Debentures, for $1,825,000, with a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the "2014 New Debentures" together with the 2014 Exchange Debentures, the "2014 Debentures"), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 8,322,000 shares of the Company's common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment with a fair value of $532,944 at issuance, which has been recorded as a discount to the 2014 New Debentures.
Senior Convertible Debentures [Member] | HCI [Member]
Convertible Debentures (Textual)
Due date of convertible debentures											Jun. 30, 2018
Maximum principal amount											$ 2,500,000
Common stock ratio shares											1
Share price									$ 1.25		$ 1.25
Senior Convertible Debentures [Member] | SGB [Member]
Convertible Debentures (Textual)
Subscription price sales											$ 2,000,000
Percentage of OID secured convertible debenture									12.00%		12.00%
Senior Convertible Debentures [Member] | Frank Casano [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities							$ 14,971
Existing Debentures [Member]
Convertible Debentures (Textual)
Conversion price			$ 0.25
Fair value of conversion option liabilities			$ 2,366
Covertible debentures maturity value			$ 1,680,000
Converion price, description			Under the terms of the Exchange Agreement, Existing Debentures with a stated maturity value of $1,680,000 were surrendered in exchange for (i) new Senior Convertible Debentures with a stated interest rate of eight percent (8%) per year, a stated maturity value of $1,915,200, a conversion price of $0.25 per share, subject to adjustment, with a final maturity date of April 1, 2016 (the "2014 Exchange Debentures"), and (ii) a five (5) year Common Stock purchase warrant to purchase up to 7,660,800 shares of the Company's common stock at an exercise price of $0.275 (110% of the conversion price), subject to adjustment (the "2014 Exchange Warrants").
Fair value of warrants			$ 490,601
Bridge Debenture [Member]
Convertible Debentures (Textual)
Due date of convertible debentures		Nov. 03, 2015
Conversion price		$ 0.10
2014 New Debentures [Member] | Successor [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities									$ 393,169		$ 393,169
June 2016 Debenture [Member] | Successor [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities									670,845		670,845
November 2016 Debenture [Member] | Successor [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities									$ 320,318		320,318
Securities Purchase Agreement [Member]
Convertible Debentures (Textual)
Fair value of conversion option liabilities								$ 69,502
Securities Purchase Agreement [Member] | Hillair Capital Investments Lp [Member]
Convertible Debentures (Textual)
Fair value of common stock								199,806
Convertible debentures		$ 162,000						$ 1,120,000
Interest rate on convertible debenture								8.00%
Due date of convertible debentures								Jul. 01, 2014
Proceeds from issuance of convertible debentures								$ 1,000,000
Number of shares issuable upon conversion of debentures								2,604,651
Fair value of conversion option liabilities								$ 120,000
Conversion price								$ 0.43
Legal fees											15,466		$ 15,466
Payments for due diligence								$ 45,000
Financing amount		$ 150,000
Exchange Agreement [Member]
Convertible Debentures (Textual)
Interest rate on convertible debenture			8.00%
Conversion price			$ 0.25
Warrant to purchase company's common stock			7,660,800
Term of warrants			5 years
Warrants exercise price			$ 0.275
Loss of transaction			$ 1,104,179
Percentage of conversion price			110.00%
Legal fees											$ 20,763	$ 20,763
Fair value of conversion option liabilities			$ 380,744